Amortized Cost and Estimated Fair Values of Short-Term Investments (Detail) (Certificates of deposit [Member], USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013
Certificates of deposit [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	$ 2,664	$ 13,677
Gross Unrealized Gains
Gross Unrealized Losses		(4)
Estimated Fair value	$ 2,664	$ 13,673